SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Reconciliation of net income/(loss) to Adjusted EBITDA
Reconciliations of net income/(loss) to Adjusted EBITDA for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Net income/(loss)	80,793	(2,850)	939,057
Income tax (benefit)/expense	(18)	1,870	(438)
Income/(loss) before income taxes	80,775	(980)	938,619
Depreciation and amortization	53,526	50,294	51,712
Impairment of long-lived assets (note 19)	22,933	5,021	76,155
Unrealized loss/(gain) on oil and gas derivative instruments, net (note 8)	101,862	284,658	(288,977)
Realized and unrealized mark-to-market losses/(gains) on our investment in listed equity securities (note 9)	—	62,308	(400,966)
Other non-operating loss/(income), net (note 9)	7,000	(9,823)	(11,916)
Interest income	(37,350)	(46,061)	(12,225)
Interest expense, net	—	—	19,286
(Gains)/losses on derivative instruments, net (note 10)	(65)	7,227	(71,497)
Other financial items, net (note 10)	4,317	900	5,380
Net loss/(income) from equity method investments (note 17)	7,502	2,520	(19,041)
Net (income)/loss from discontinued operations (note 14)	—	(293)	76,450
Adjusted EBITDA	240,500	355,771	362,980

Segment reporting information

	Year Ended December 31, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	224,959	23,067	12,346	260,372
Vessel operating expenses (2)	(82,284)	(22,644)	(11,840)	(116,768)
Voyage, charterhire and commission expenses, net	—	(33)	(4,782)	(4,815)
Administrative expenses (3)	(1,269)	(26,210)	(26)	(27,505)
Project development expenses (4)	(7,258)	(5,082)	(1)	(12,341)
Realized gain on oil and gas derivative instruments (note 8)	141,088	—	—	141,088
Other operating income	469	—	—	469
Adjusted EBITDA	275,705	(30,902)	(4,303)	240,500

Net loss from equity method investments (note 17)	—	(7,502)	—	(7,502)

Balance Sheet:	December 31, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total
Total assets (5)	3,623,417	639,159	105,101	4,367,677
Equity method investments (note 17)	—	43,665	—	43,665
Capital expenditures (note 18, 19 and 20) (2)	529,263	6,060	63,158	598,481

	Year Ended December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	245,418	35,086	17,925	298,429
Vessel operating expenses (2)	(65,748)	(19,248)	(6,153)	(91,149)
Voyage, charterhire and commission expenses, net	(583)	(19)	(1,581)	(2,183)
Administrative expenses (3)	(417)	(33,031)	(14)	(33,462)
Project development expenses (4)	(4,151)	(34,909)	(70)	(39,130)
Realized gain on oil and gas derivative instruments (note 8)	199,907	—	—	199,907
Other operating income (notes 7 and 19)	15,542	7,817	—	23,359
Adjusted EBITDA	389,968	(44,304)	10,107	355,771

Net (loss)/income from equity method investments (note 17)	—	(4,834)	2,314	(2,520)

Balance Sheet:	December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total
Total assets	3,160,457	866,088	57,442	4,083,987
Equity method investments (note 17)	—	53,982	—	53,982
Capital expenditures (note 18, 19 and 20)	568,485	4,406	8,492	581,383

	Year Ended December 31, 2022
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues (6)	214,825	43,230	9,685	267,740
Vessel operating expenses (2)	(58,583)	(6,578)	(7,641)	(72,802)
Voyage, charterhire and commission expenses, net	(600)	(34)	(1,810)	(2,444)
Administrative expenses (3)	22	(38,224)	102	(38,100)
Project development expenses (4)	(5,335)	(2,637)	(45)	(8,017)
Realized gain on oil and gas derivative instruments (note 8)	232,020	-	-	232,020
Other operating losses	(15,417)	-	-	(15,417)
Adjusted EBITDA	366,932	(4,243)	291	362,980

Net income from equity method investments (note 17)	—	(5,193)	24,234	19,041

Balance Sheet:	December 31, 2022
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations	Assets held for sale	Total results from continuing operations
Total assets	2,815,552	1,410,587	52,700	4,278,839	721	4,279,560
Equity method investments	—	48,669	55,439	104,108	—	104,108
Capital expenditures	301,292	—	2,901	304,193	—	304,193
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue segments.
(2) Includes crew, repairs and maintenance, spares, stores and consumables and insurance costs.
(3) Includes employee compensation and benefits, audit and accounting fees, legal fees and other corporate costs, which are managed centrally under our “Corporate and other” segment.
(4) Includes costs incurred for early-stage development activities, feasibility studies, and business development efforts for projects not yet at Final Investment Decision (“FID”).
(5) In March 2024, we acquired the Fuji LNG, the donor vessel for MKII FLNG for $77.5 million and consequently the deposit of $15.5 million was reclassified from “Other non-current assets” to “Vessels and equipment, net”. Upon completion of the acquisition, the vessel's cost and drydocking expenditures incurred during the year were presented under the “Shipping” segment as she was trading as an LNG carrier.
(6) Total operating revenues under the FLNG segment includes $0.9 million revenue from a FLNG study.

Revenue by major customer
For the years ended December 31, 2024, 2023 and 2022, revenues from the following customer accounted for over 10% of our total operating revenues:

(in thousands of $)	2024		2023		2022
Perenco and SNH (1)	224,959	86%	245,418	82%	213,970	80%
(1) LTA with Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) in relation to the FLNG Hilli (note 7).
Revenue by geographic area
The following geographical data presents our revenues and total assets associated with the FLNG Hilli, while operating under the LTA in Cameroon. Our CODM does not evaluate our operating segments according to geographical region or by asset.

Cameroon

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Liquefaction services revenue	224,959	245,418	213,970

	December 31,
(in thousands of $)	2024	2023	2022
Total assets	1,168,629	1,256,193	1,559,158